INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company and the Bank file consolidated federal income tax returns and Illinois state income tax returns. The Company and the Bank are no longer subject to examination by federal and state taxing authorities for years prior to 2012.

Allocation of federal and state income taxes between current and deferred portions was as follows:

	Year Ended
	December 31,
	2015	2014
Federal:
Current	$1,411,154	$815,120
Deferred	(202,931)	71,545
	1,208,223	886,665

State:
Current	466,980	397,280
Deferred	266	76,653
	467,246	473,933

	$1,675,469	$1,360,598

The Company’s income tax expense differed from the maximum statutory federal rate of 35% as follows:

	Year Ended
	December 31,
	2015	2014
Expected income taxes	$2,209,628	$1,815,376
Income tax effect of:
State taxes, net of federal income tax benefit	277,177	278,391
Tax exempt interest, net	(613,220)	(586,302)
Income taxed at lower rates	(63,132)	(51,868)
Other	(134,984)	(94,999)

	$1,675,469	$1,360,598

The tax effects of principal temporary differences are shown in the following table:

	December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$2,286,438	$2,161,135
Deferred compensation	306,653	256,106
Accrued expenses	79,623	19,041
Purchase accounting adjustments for:
Loans	-	18,136
Securities	90,895	106,474
OREO writedowns and expenses	563,385	464,326
Other	107,467	367,148
	3,434,461	3,392,366

Deferred tax liabilities:
Federal Home Loan Bank stock	(177,613)	(293,580)
Core deposit intangible	(53,605)	(76,164)
Mortgage servicing rights	(431,058)	(373,757)
Unrealized gain on securities available for sale	(254,456)	(115,890)
Purchase accounting adjustments for:
Premises and equipment	(272,023)	(278,376)
Federal Home Loan Bank advances	(1,754)	(4,762)
Premises and equipment	(184,571)	(254,555)
	(1,375,080)	(1,397,084)

Net deferred taxes	$2,059,381	$1,995,282

Retained earnings at December 31, 2015 and 2014 include approximately $3,044,000 of the tax bad debt reserve which accumulated prior to 1988, for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,157,000 at December 31, 2015 and 2014. Management has determined that the probability of recapturing the reserve is not sufficient to record a liability.